Commitment and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Commitments and Contingencies (Note 11)
Commitment and Contingencies

Note 18 — Commitment and Contingencies

Standby Equity Purchase Agreement

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA.

Upon the satisfaction of the conditions to the Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the SEPA is terminated to direct Investor to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Investor (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Investor. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the SEPA, and subject to the condition set forth therein, Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5 million (the “Pre-Paid Advance”) (See Note 17).

The Investor, in its sole discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the SEPA requiring the issuance and sale of shares of common stock to the Investor at the Conversion Price in consideration of an offset of the Convertible Notes (“Investor Advance”). The Investor, in its sole discretion, may select the amount of any Pre-Paid Advance, provided that the number of shares issued does not cause the Investor to exceed the 4.99% ownership limitation, does not exceed the Exchange Cap or the number of shares of common stock that are registered. As a result of a Pre-Paid Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Investor Advance.

The Company will control the timing and amount of any sales of shares of common stock to the Investor, except with respect to the Pre-Paid Advances. Actual sales of shares of common stock to the Investor as a Pre-Paid Advance under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The SEPA will automatically terminate on the earliest to occur of (i) the 24-month anniversary of the date of the SEPA or (ii) the date on which the Investor shall have made payment of Advances pursuant to the SEPA for shares of common stock equal to $50,000,000. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the Investor, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to the Investor pursuant to the Convertible Notes. The Company and the Investor may also agree to terminate the SEPA by mutual written consent. Neither the Company nor the Investor may assign or transfer our respective rights and obligations under the SEPA, and no provision of the SEPA may be modified or waived by us or Investor other than by an instrument in writing signed by both parties.

As consideration for the Investor’s commitment to purchase the shares of common stock pursuant the SEPA, the Company paid the Investor, (i) a structuring fee in the amount of $30,000 and (ii) 200,000 shares of common stock as an equity fee. Further, the Company is required to pay Investor a commitment fee of $500,000 of which $250,000 shall be due and payable on the earlier of the effective date of the initial registration statement, or 60 days following the date hereof and the remaining $250,000 shall be due and payable on the date that is 90 days following the initial due date to be paid by the issuance of such number of common shares that is equal to the applicable portion of the commitment fee divided by the average of the daily VWAPs of the common shares during the three trading days immediately prior to the applicable due date. The total consideration of $1,350,000 is recorded as general and administrative expenses in the statement of operations for the year ended September 30, 2025 and is inclusive of fair value of $470,000 of the 200,000 shares issued and $350,000 consulting fees. At March 31, 2026 and September 30, 2025, $140,000 of the commitment fee is unpaid and included in accrued expenses on the accompanying unaudited condensed consolidated balance sheets.

The SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Investor. The Company expects that any proceeds received from such sales to Investor will be used for working capital and general corporate purposes.

The SEPA fails the fixed-for-fixed equity classification test due to the Exchange Cap requiring shareholder approval, which constitutes a variable settlement contingency outside the issuer’s control. Therefore, equity classification under ASC 815-40 is precluded, and the SEPA must be accounted for as a liability (or derivative liability, as applicable). While the SEPA has an underlying (the issuer’s stock price) and a notional amount (the $50 million commitment), it does not meet the third characteristic of a derivative because it requires more than a nominal initial net investment (e.g., the $5 million Pre-Paid Advance in two tranches and related fees). Therefore, the SEPA does not meet the definition of a derivative under ASC 815-10-15-83. Accordingly, the SEPA should be recorded as nonderivative liability requiring ongoing fair value remeasurement. As of March 31, 2026 and September 30, 2025, based on management assumptions the SEPA liability was zero.

Amendment to SEPA

On January 19, 2026, the Company entered into an amendment to the Standby Equity Purchase Agreement, dated as of July 25, 2025 (the “SEPA Amendment No. 1”), by and between the Company and YA II PN, Ltd. (the “Investor”).

The Amendment amends the SEPA to, among other things:

(i) remove the Investor’s ability to deliver Investor Notices, which previously allowed the Investor to require the Company to issue and sell shares of Common Stock to the Investor in offset of amounts outstanding under the Promissory Notes;

(ii) modify the conditions under which an amortization event may occur, providing that no amortization event shall be deemed to have occurred due to a Registration Event ( prior to July 15, 2026 (the “Rule 144 Date”), and after the Rule 144 date, no such amortization event shall occur so long as the Company remains current on its filings with the Securities and Exchange Commission (the “SEC”) and the Investor is able to rely on Rule 144 under the Securities Act of 1933, as amended, to resell shares of Common Stock issuable under the Promissory Notes;

(iii) cancel the Investor’s obligation to fund an additional $2,000,000 in principal amount to the Company as set forth in a letter agreement dated September 11, 2025, between the Company and the Investor (provided that subsequent fundings on the same or different terms may be mutually agreed by the parties in the future and documented in writing); and (iv) require the Company to use its best efforts to promptly respond to comments from the staff of the SEC regarding the Company’s initial Registration Statement on Form S-1 (File No. 333-289952) and seek effectiveness of such Registration Statement as soon as reasonably practicable.

During the three and six months ended March 31, 2026, the Company issued 233,678 shares under the SEPA for total proceeds of $1,760,672, of which $780,462 was applied to the YA II PN Notes (See Note 13).

Joint Venture

On August 25, 2025, the Company entered into a Strategic Joint Venture Agreement (the “AIPHEX Agreement”) with AIPHEX LTD (“AIPHEX”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”). Pursuant to the AIPHEX Agreement, the parties agreed to form a joint venture limited liability company in the State of Nevada (the “JV LLC”) for the purpose of collaborating on certain designated defense and technology projects (the “Designated Projects and Background IP”). The Company does not intend to pursue this agreement but to date of this report has not formalized a cancellation.

Memorandum of Understanding

On September 2, 2025, the Company entered into a Memorandum of Understanding (the “MoU”) with VEDA Aeronautics Private Limited (“VEDA”), a company incorporated under the Companies Act, 2013, of India.

Pursuant to the MoU, the Company and VEDA intend to collaborate on several Indian Ministry of Defense (“MoD”) procurement programs (the “Programs”), including but not limited to: (a) Drone Kill System (Make-2) – interceptor drone development; (b) ALTV (New Generation Light Tank) – 357 tanks, with Company subsystems proposed as onboard modules; (c) FRCV (Main Battle Tank Program) – 1,770 main battle tanks; and (d) T72/T90 Retrofit Program for tanks. Under the MoU, VEDA has invited the Company to supply and develop core subsystems, including counter-UAS systems, tactical drones, radar technologies, advance protection systems (APS) systems, sensor fusion technologies, and unmanned platforms for defense and homeland security applications. The parties intend to collaborate in technical proposals, demonstrations, and joint pursuit of contracts for these Programs. The Company does not intend to pursue this MOU but to date of this report has not formalized a cancellation.

Contingent Commission Payable

On May 22, 2025, VisionWave Technologies executed an Addendum to an existing agreement, pursuant to which Raptor LLC was appointed as exclusive sales agent for 280,534 TFLM shares (See Note 20) and Raptor LLC will be entitled to a fixed fee of $50,000, payable from the gross proceeds of the share sale of the TFLM shares. As of March 31, 2026, no sale of the TFLM shares has occurred, and VisionWave Technologies has not granted the required power of attorney over its brokerage account to enable such sales. Accordingly, the commission obligation to Raptor LLC is considered contingent.

Consulting Agreement

On September 26, 2025, the Company entered into a Consulting Agreement (the “CTMG Agreement”) with Crypto Treasury Management Group, LLC (“CTMG”), pursuant to which CTMG will provide advisory and strategic services to assist the Company in establishing a digital asset treasury reserve. The services include, among other things, developing a crypto treasury strategy, recommending custodians, designing staking protocols (if applicable), assisting with capital formation in collaboration with a licensed securities underwriter, and supporting regulatory and tax compliance efforts.

The CTMG Agreement has an initial term of two years, subject to earlier termination under certain conditions, including for convenience with 60 days’ notice or for material breach. In consideration for the services, the Company has agreed to pay CTMG: (i) a retainer fee of $50,000 upon signing, which was pre-paid as an advance on September 24, 2025, with an additional $50,000 due upon execution of binding definitive agreements related to the crypto treasury transaction; (ii) a success fee of 17 Bitcoin (or cash equivalent) upon successful deployment of at least $20 million into crypto assets for the Company’s treasury; and (iii) 250,000 shares of the Company’s common stock upon closing of the crypto treasury transaction, subject to SEC Rule 144 restrictions and inclusion in future registration statements where applicable. The Company will also reimburse CTMG for pre-approved reasonable expenses. For the three and six months ended March 31, 2026, no additional costs were incurred under this agreement. The Company does not intend to pursue this agreement due to market changes, but to date of this report has not formalized a cancellation

Litigation

From time to time, the Company may be subject to routine litigation, claims or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters but cannot predict the outcome or effect of any potential litigation, claims or disputes.

Better Works LLC

On September 5, 2025, Better Works LLC filed an action in the Supreme Court of the State of New York, New York County, captioned Better Works LLC v. VisionWave Holdings, Inc. and Douglas E. Davis, Index No. 655268/2025. The Summons with Notice asserts claims for breach of contract and seeks (i) a declaratory judgment regarding affiliate status and the applicability or expiration of certain lock-up provisions relating to private-placement units exchanged in connection with the Company’s business combination, (ii) injunctive relief permitting the plaintiff to sell such units, and (iii) monetary damages in an amount to be determined. Service of process addressed to VisionWave’s Delaware registered agent was recorded as received on September 9, 2025. On September 30, 2025, counsel for the Company and Mr. Davis served a demand for the complaint pursuant to CPLR 3012(b), expressly reserving all defenses, including objections to service and personal jurisdiction. As of the date of this Report, no complaint has been served on the defendants. The Company believes the asserted claims are without merit and intends to defend the matter vigorously.

 Maxim Group LLC

On April 17, 2026, Maxim Group LLC filed a complaint against VisionWave Holdings, Inc. in the Supreme Court of the State of New York, County of New York, alleging breach of contract and seeking damages related to certain financing transactions completed by the Company in July 2025 and February 2026 pursuant to an engagement agreement dated April 9, 2025. Maxim alleges entitlement to placement fees and declaratory relief in connection with financings involving YA II PN, Ltd., a fund managed by Yorkville Advisors Global, LP. The action includes claims for alleged unpaid fees of approximately $1.33 million, declaratory relief concerning alleged tail rights and rights of first refusal, attorneys’ fees, interest, and other relief. The action was filed under an unassigned New York County index number as of the filing date. The Company believes the asserted claims are without merit and intends to defend the matter vigorously.

Also on April 17, 2026, the Company filed a separate action against Maxim Group LLC in the Supreme Court of the State of New York, County of New York, asserting claims for breach of contract, declaratory judgment, and unjust enrichment. The Company alleges, among other things, that Maxim did not identify or place the relevant financing transactions, was not entitled to compensation under the parties’ agreement, and wrongfully invoiced the Company for fees related to the July 2025 and February 2026 financings. The Company seeks, among other relief, repayment of approximately $210,000 previously paid to Maxim, rescission of an additional invoice of approximately $1.4 million, declaratory relief regarding the parties’ rights under the agreement, damages, restitution, interest, and costs. The Company believes Maxim’s claims are without merit and intends to vigorously defend against them while aggressively pursuing its own claims. This action was also filed under an unassigned New York County index number as of the filing date. At this early stage of the proceedings, the Company is unable to reasonably estimate the ultimate outcome or potential loss, if any, associated with these matters.

Pre-litigation disputes with former employees

The Company is involved in certain pre-litigation disputes with former employees, former executives, and other individuals associated with the Company arising primarily from organizational changes implemented following the departure of the Company’s former Chief Executive Officer in late December 2025. Such matters include allegations relating to severance, unpaid compensation, notice-period pay, equity awards, and related contractual and employment matters. Certain individuals have asserted claims through counsel, and the parties have engaged in correspondence and preliminary settlement discussions.

The Company disputes the allegations and claims asserted in these matters and intends to vigorously defend its positions. As of the date of this Quarterly Report, no formal lawsuits, arbitrations, or other legal proceedings have been filed with respect to these matters. Due to the early stage of these disputes, the absence of formal proceedings, and the inherent uncertainty surrounding such matters, the Company is unable to reasonably estimate the possible loss or range of loss, if any, that may result from these matters. Accordingly, no liability has been accrued in the accompanying condensed consolidated financial statements.

Except as described above, the Company is not a party to any other pending legal proceedings that management believes, individually or in the aggregate, would have a material adverse effect on the Company’s business, financial condition, or results of operations.

AI Infrastructure Agreement

On October 5, 2025, the Company entered into an Order Form (the “ PVML Agreement”) with PVML Ltd., a Tel Aviv–based provider of secure data-AI infrastructure. The Agreement establishes a strategic collaboration to integrate PVML’s secure, real-time data-AI infrastructure with the Company’s radar and AI-driven computer-vision technologies to enable secure, autonomous mission-data systems for defense and homeland-security applications.

The terms of the PVML Agreement include:

●	The initial term is twelve (12) months, automatically renewable for successive one-year periods unless either party gives 60-days’ prior notice of non-renewal.

●	The Company will pay total consideration of $600,000, consisting of (i) a cash component of $250,000 payable upon execution and (ii) an equity component valued at $350,000, to be settled through the issuance of 35,000 shares of the Company’s common stock valued at $10.00 per share.

●	The PVML Agreement provides for a yearly platform fee covering 2.4 million PVML Units (“PUs”) of data-processing capacity, with usage fees for consumption beyond that level.

●	Each party retains ownership of its respective intellectual property, and the Company will own all outputs and derivatives generated through its use of the PVML platform.

The Company paid $250,000 under this agreement. As of March 31, 2026, the Company has not issued shares for the equity component and the total value of $350,000 is included in stock-based compensation liability on the unaudited condensed consolidated balance sheets. Subsequent to quarter-end, the parties continue to discuss the timing and scope of the pilot phase of the arrangement. The Company will issue the shares or otherwise resolve the equity consideration in accordance with the agreement or any future written amendment between the parties.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the Israel-Hamas conflict and the resulting measures that have been taken

Our operations are located, in part, in Israel, a region that has experienced ongoing political instability, armed conflicts, terrorist activities, and military tensions. The current and potential escalation of hostilities involving Israel, Iran, the United States, and various regional actors could materially and adversely affect our business, operations, financial condition, and results of operations. Since October 2023, military activity in the region has intensified, including direct and indirect hostilities involving Israel and Iran. Any further escalation into a broader regional conflict or war, including direct military confrontation between the United States and Iran or expanded attacks against Israel, could disrupt our operations, infrastructure, personnel, suppliers, service providers, and customers. Such events may result in temporary closures of facilities, workforce disruptions due to military reserve duty call-ups, delays in product development or delivery, cybersecurity incidents, interruptions to communication and transportation networks, and reduced productivity.

In addition, regional instability may negatively impact global and local economic conditions, including causing volatility in financial markets, inflationary pressures, increased energy and shipping costs, disruptions in international trade and supply chains, and reduced access to capital markets. The continuation or expansion of geopolitical tensions could also adversely affect investor sentiment and the market price of our securities.

Our operations in Israel are also subject to risks associated with missile attacks, terrorist activities, civil unrest, and other security incidents, which may require us to suspend or limit operations and could adversely affect.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s operations in the future or with future capital raising activities. The Company has not been affected so far by these conflicts or US tariffs.

Letter of Engagement with the National Oil Company of Liberia

On March 18, 2026, the Company entered into a Letter of Engagement (the “LOE”) with the National Oil Company of Liberia (“NOCAL”). The LOE relates to offshore petroleum Blocks LB-4 and LB-5 located in the Liberia Basin and establishes a framework for the Company to advance toward the execution of a Production Sharing Contract (“PSC”) with the Government of Liberia. The execution of a PSC is subject to prequalification by the Liberia Petroleum Regulatory Authority, regulatory approvals, and legislative ratification.

Under the LOE, the Company has been granted exclusive, non-transferable rights to pursue the Blocks for an eight-month period from the date of execution, during which NOCAL is prohibited from negotiating or granting rights in the Blocks to third parties. While the LOE does not constitute a final award of petroleum rights, it contains binding provisions including confidentiality, exclusivity, and specified financial obligations.

In connection with the LOE, the Company is subject to the following near-term and contingent financial obligations:

●	Initial Signing Bonus: The Company is required to pay a binding initial signing bonus of $300,000 per block (totaling $600,000) within 60 days of the execution of the LOE. This amount is fully refundable without interest if the Blocks are not awarded to the Company for reasons not attributable to its own actions

●	Data Licensing (Contingent): Following the execution of a PSC, the Company would be required to license seismic data for a minimum of $1,000,000 per block within 120 days

●	PSC Signature Bonus (Contingent): Upon execution and legislative ratification of a PSC, the Company would be obligated to pay a signature bonus of $1,000,000 per block within 90 days

The contemplated PSC would include a multi-phase exploration program spanning approximately seven years. It also contemplates certain carried and participating interests, including a 10% carried interest to NOCAL, a 10% carried interest to the Government of Liberia, a 5% carried interest to citizens, and up to 5% participation by a local Liberian company.

The Company notes that there is no assurance a PSC will be executed or that the Company will ultimately be awarded the Blocks. The initiative is exploratory in nature and involves significant geopolitical, regulatory, and operational risks.

Strategic Joint Venture Agreement

On January 9, 2026, the Company entered into a Strategic Joint Venture Agreement (the “JV Agreement”) with BOCA JOM, LLC (“BOCA”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”). The parties agreed to form a Nevada limited liability company (the “JV LLC”) to develop, commercialize, and manage designated electronic design automation (EDA), defense, and high-security technology projects.

Capital Contributions and Valuation To fund and resource the JV LLC, the parties agreed to specific capital and asset contributions. TOKENIZE will contribute its intellectual property portfolio along with 897,102 shares of the Company’s common stock, and GBT will contribute 2,020,500 shares of the Company’s common stock. BOCA will contribute the designated projects. Additionally, both the Company and BOCA will provide non-exclusive licenses granting the JV LLC rights to use certain background intellectual property solely for the designated projects.

All contributions of the Company’s securities are subject to compliance with applicable securities laws and Nasdaq Listing Rules, including any requisite shareholder approval. To facilitate the negotiation of equity ownership percentages, the parties utilized an internal reference value of $1.0 billion. The Company explicitly notes that this internal value is not a statement of the JV LLC’s actual fair market value, was reached without an independent third-party valuation, and should not be relied upon as an indication of value for the JV LLC, its assets, or the Company’s interest therein.

Governance: The JV LLC will be governed by a three-member board, with specific governance and deadlock resolution mechanisms to be established in a separate operating agreement. TOKENIZE and GBT will not participate in the management or governance of the JV LLC. Additionally, the JV Agreement permits the Company to appoint a director to BOCA’s board; any reciprocal appointment of a BOCA designee to the Company’s board remains subject to approval by the Company’s independent directors, compliance with Nasdaq rules, and, if applicable, shareholder approval.

Intellectual Property, Term, and Termination: Any intellectual property developed by the JV LLC (“Foreground IP”) will be wholly owned by the JV LLC, while each party retains ownership of its independently developed background IP. The JV Agreement has an initial term of seven years and contains customary termination rights, including if required regulatory approvals (e.g., CFIUS or export controls) are denied. Furthermore, if no designated project generates revenue within twelve months following the formation of the JV LLC, the JV Agreement may be terminated, and contributed consideration may be returned, subject to board-level fiduciary determinations.

During the three months ended March 31, 2026, JV LLC was formed and funded by all parties except the Company. Since an operating agreement is not yet adopted for JV LLC, the transaction is not deemed to be closed.

Acquisition of Junko Solar Ltd

On March 11, 2026, SolarDrone Ltd., an Israeli subsidiary of the Company, entered into a Consulting and Share Purchase Agreement to acquire a 51% controlling interest in Junko Solar Ltd., an Israeli company engaged in solar panel maintenance and cleaning services. As part of the transaction, Junko Solar Ltd. is transferring its related operational activities, customer relationships, business opportunities, and operational assets to SolarDrone, which will manage and operate the business going forward.

The transaction was based on a pre-money valuation of $400,000 for Junko Solar Ltd. The aggregate purchase price for the 51% interest is $204,000, payable in cash in three equal installments of $68,000: (i) upon execution of the agreement, (ii) within 35 days of execution, and (iii) within 35 days thereafter. The transfer of the shares representing the 51% ownership to SolarDrone (or its designated affiliate) was triggered upon the payment of the first installment.

In connection with the acquisition, Mr. Amos Cohen, the seller and former controlling shareholder of Junko Solar Ltd., was appointed as Chief Executive Officer and a director of SolarDrone Ltd. Under a concurrent consulting arrangement, Mr. Cohen will provide management and strategic services to SolarDrone for a monthly fee of 50,000 N.I.S. (New Israeli Shekels), plus applicable value-added tax (VAT).

On March 31, 2026, the Company has transferred the first installment of $68,000 but no transfer of ownership had taken place. As of March 31, 2026, the transaction is not deemed to be closed.

Bitcoin mining acceleration and orchestration platform

On February 17, 2026, the Company entered into a Statement of Work (the “SOW”) with a third-party vendor for the development, validation, and deployment of a custom qSpeed-Mine™ Bitcoin mining acceleration and orchestration platform. The SOW has a total contract value of $10 million and represents a commitment for custom software and systems development to enhance the Company’s Bitcoin mining operations. At March 31, 2026, the $350,000 payment upon execution was recorded as deferred revenue on the accompanying unaudited condensed consolidated balance sheets.

Scope and Structure

The SOW provides for the design, validation, and deployment of a production-grade software acceleration layer, fleet orchestration/control plane, observability tools, security hardening, and deployment engineering optimized for Bitcoin (SHA-256d) mining across up to approximately 1,000 nodes/machines. The engagement is structured with objective technical milestones and acceptance criteria, and payments are contingent upon successful delivery and acceptance of each milestone. The expected program duration is approximately 32 weeks.

Payment Milestones

The SOW provides for the following milestone-based payment structure:

●	$350,000 was paid upon execution of the SOW;

●	Approximately $1 million is payable through completion and acceptance of the proof-of-concept (“POC”) milestone;

●	Approximately $6 million is payable upon completion and acceptance of successive intermediate milestones, including scaled deployment and operational validation; and

●	Approximately $3 million is payable upon final delivery and full program acceptance.

If milestone execution proceeds as planned, the SOW is structured to generate not less than the full $10.0 million in revenue during calendar year 2026, subject to milestone completion and acceptance of which there is no guarantee. Revenue is expected to be recognized in accordance with applicable accounting standards based on milestone achievement and acceptance.

Additional Terms

All deliverables under the SOW are owned by the Company, reinforcing the Company’s proprietary rights in the QuantumSpeed™ platform. The SOW does not obligate the counterparty to continue beyond accepted milestones and does not include minimum purchase or volume commitments beyond the defined milestone structure.

C.M. Composite Materials Ltd Investment and Share Purchase Agreement

On February 20, 2026 (the “Effective Date”), the Company entered into two related definitive agreements in connection with a strategic investment and acquisition transaction involving C.M. Composite Materials Ltd., an Israeli corporation with registration number 513931980 (the “Target Company”): (i) an Investment and Share Purchase Agreement (the “Share Purchase Agreement”), dated as of February 20, 2026, by and among the Company (as Buyer), Matania (Mati) Moskovich (as Seller), and the Target Company (solely for purposes of acknowledgment and certain covenants); and (ii) a Loan Agreement (the “Loan Agreement”), dated as of February 20, 2026, by and between the Company (as Lender) and the Target Company (as Borrower).

Pursuant to the Share Purchase Agreement, the Company agreed to acquire from the Seller 10.2 ordinary shares of the Target Company (the “Purchased Shares”), representing 51% of the issued and outstanding ordinary shares of the Target Company (which has 20 outstanding ordinary shares out of 30,000 authorized ordinary shares, par value 0.1 NIS per share). In consideration therefore, the Company agreed to issue to the Seller 250,000 shares of the Company’s common stock, $0.01 par value per share (the “Buyer Shares”), valued at $2,500,000 based on the parties’ agreement.

The transaction is structured as a private placement exempt from registration under Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and/or Rule 506 of Regulation D promulgated thereunder. The Seller was granted certain registration rights with respect to the Buyer Shares. The Company has also agreed to provide loans to the Target Company as additional consideration under the Share Purchase Agreement. The Loan Agreement provides for a secured loan facility in an aggregate principal amount of up to $5,000,000 (the “Commitment”). The Company is obligated to make an initial advance of up to $1,500,000 within ten (10) Business Days following the Effective Date (subject to satisfaction of conditions precedent), to be used for general working capital purposes consistent with the Target Company’s ordinary course of business. Subsequent advances of the remaining up to $3,500,000 may be made in one or more tranches upon mutual written agreement of the parties, solely for working capital or the establishment and operation of a new facility outside Israel, with each tranche subject to the Company’s reasonable approval and minimum amounts (generally not less than $250,000 unless otherwise agreed). Proceeds of subsequent advances are to be used exclusively to operate, develop, certify, market, and commercialize the Target Company’s technologies and products in global markets, including the United States. This Loan Agreement expands upon the Company’s prior financial support to the Target Company including previous advances.

The advances were made pursuant to a promissory note with a 24-month maturity, bearing no interest unless an event of default occurs (then at 5% per annum or the lower legal maximum), prepayable without penalty, and not contingent on any acquisition or strategic transaction.

Any loan pursuant to the Loan Agreement will bear simple interest at 12% per annum (or such lower rate as mutually agreed in writing, but not exceeding prevailing market rates for similar loans as determined in good faith by the Company), calculated on a 360-day year basis for actual days elapsed. The loan will mature three (3) years after the Effective Date. The obligations under the Loan Agreement are secured by a first-priority security interest in substantially all assets of the Target Company (including accounts, inventory, equipment, general intangibles, intellectual property, and proceeds thereof). The Loan Agreement is evidenced by a promissory note.

On February 26, 2026, the Company entered into the First Amendment (the “Amendment”) to the Investment and Share Purchase Agreement, dated as of February 20, 2026 (the “SPA”), by and among the Company (“Buyer”), Matania (Mati) Moskovich (the “Seller”), and, solely for purposes of acknowledgment and certain covenants therein, C.M. Composite Materials Ltd., an Israeli limited liability company (the “CM Company”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the SPA. The Amendment adds a new recital to the SPA emphasizing that the sole purpose of the Company entering into the SPA is to facilitate and enable the establishment of a joint venture in India between the CM Company (and/or FBM) and Belrise Industries Limited (or its affiliate) as contemplated by that certain Memorandum of Understanding dated February 16, 2026 (the “Belrise MOU”), and that the execution and performance of definitive agreements with Belrise Industries Limited (the “Belrise JV Agreements”) is a critical and indispensable component of the overall transaction.

The Amendment provides that the Company’s obligation to consummate the purchase of the Purchased Shares and the other transactions contemplated by the SPA is expressly conditioned upon the satisfaction (or waiver by the Company in its sole and absolute discretion) of the following condition precedent (the “Belrise Condition”): (a) the CM Company and FBM Composite Materials Ltd. shall have duly executed and delivered the Belrise JV Agreements substantially in the form and on the terms contemplated by the Belrise MOU; and (b) the Belrise JV Agreements shall be in full force and effect and shall not have been terminated, amended, or modified in any respect materially adverse to the CM Company or the Company without the prior written consent of the Company.

The Seller acknowledges that the Belrise Condition is material, and failure to satisfy it entitles the Company to terminate the SPA without liability. The Amendment amends and restates Section 2.3 of the SPA to provide that the Closing shall take place remotely no later than June 30, 2026 (or such later date as mutually agreed), provided that in no event shall the Closing occur unless and until the Belrise Condition has been satisfied (or waived by the Company). The Amendment also permits termination by the Company if the Belrise Condition has not been satisfied (or waived by the Company) on or before March 31, 2026 (the “Belrise Long-Stop Date”), provided that the Company may not terminate if it is then in material breach of its obligations under the SPA. Except as expressly amended by the Amendment, the SPA remains in full force and effect.

At March 31, 2026, the transaction was not consummated.

Acquisition of VisionWave IL, Ltd.

On March 18, 2026, the Company acquired 100% of the issued and outstanding shares of VisionWave IL Ltd., an Israeli private shell limited company (“VisionWave Israel”), for nominal consideration.

Further, on March 18, 2026, VisionWave Israel appointed Khdoura Sabbagh as Chief Executive Officer and its sole director and entered into an Employment Agreement with Mr. Sabbagh, pursuant to which Mr. Sabbagh was appointed Chief Executive Officer of VisionWave Israel. Under the Employment Agreement, Mr. Sabbagh will receive an annual base salary of $150,000 and is eligible to receive options to purchase 2,000,000 shares of the Company’s common stock, subject to vesting and the terms of the Company’s equity incentive plan. The agreement contains customary terms regarding duties, confidentiality, intellectual property, and termination.

On March 18, 2026, VisionWave Israel also entered into a Consulting Agreement with CO-Finance Financial and Accounting Consulting Ltd., a company controlled by Oren Attiya, pursuant to which Mr. Attiya will provide financial and accounting services to VisionWave Israel. Under the Consulting Agreement, the consultant will receive monthly compensation of NIS 12,000 plus VAT. The agreement is structured as an independent contractor arrangement and includes customary terms and conditions.

At March 31, 2026, the transaction was not closed and the options were not granted under the employment agreement.

Advance to supplier and customer deposit

In January 2025, the Company entered into a product purchase agreement and paid $98,250 advance payment to the vendor. The product was delivered and tested by the vendor on March 13, 2025 was shipped to the client. The client, pursuant to the December 2024 product purchase agreement made a 50% deposit totaling $108,006 in 2025. The client received the product and live fire tests were performed on September 15, 2025.

During the three months ended March 31, 2026, the client and the Company mutually agreed to terminate the contract. The Company will repay the deposit to the client and the company is expected to receive a refund from the vendor. At March 31, 2026, the termination was not formalized and final negotiations were pending. At March 31, 2026 and September 30, 2025, the advance to the vendor is recorded as advances to suppliers on the accompanying unaudited condensed consolidated balance sheets. At March 31, 2026 and September 30, 2025, the deposit of $108,006 is recorded as customer deposit on the accompanying unaudited condensed consolidated balance sheets.

Ian Share Purchase Agreement

On May 12, 2026, VisionWave Israel Ltd. (“VW Israel”), a wholly owned subsidiary of the Company, entered into a definitive Share Purchase and Shareholders Agreement (the “Agreement”) with Mr. Ian Paklida (the “Seller”), pursuant to which VW Israel agreed to acquire 60% of the issued and outstanding equity interests of VIP Lux Travel Ltd. and PKLST Tourism and Leisure Ltd., both Israeli corporations (collectively, the “Target Companies”).

The Agreement is definitive; however, the transaction has not yet closed.

Under the terms of the Agreement, the consideration for the acquisition of the Target Companies will be the issuance of shares of common stock of the Company, subject to the satisfaction of various conditions precedent and regulatory approvals.

The Agreement contemplates an aggregate transaction value of up to approximately 15 million NIS, payable in the Company shares valued at approximately USD $3 million. The number of shares to be issued will be 513,752 shares of common stock of the Company representing $6.02 cost per share.

The Agreement includes customary representations, warranties, covenants, indemnification provisions, confidentiality obligations, lock-up restrictions, and closing conditions. Closing remains subject to, among other things:

· completion of legal, financial, and operational due diligence;

· receipt of all required corporate and regulatory approvals;

· applicable tax rulings and/or approvals in Israel;

· execution and delivery of final ancillary closing documents; and

·satisfaction or waiver of other customary closing conditions.

Until the closing occurs, there can be no assurance that the acquisition will be consummated on the terms currently contemplated, or at all.

The Company intends to evaluate strategic opportunities relating to the Target Companies’ operations and potential integration into VisionWave’s broader international business activities

Note 11 — Commitment and Contingencies

Standby Equity Purchase Agreement

On July 25, 2025, the Company entered into the Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD, a Cayman Islands exempt limited partnership (the “Investor”) pursuant to which the Company has the right to sell to the Investor up to $50 million of its shares of common stock, subject to certain limitations and conditions set forth in the SEPA, from time to time during the term of the SEPA, from time to time during the term of the SEPA.

Upon the satisfaction of the conditions to the Investor’s purchase obligation set forth in the SEPA, including having a registration statement registering the resale of the shares of common stock issuable under the SEPA declared effective by the SEC, the Company will have the right, but not the obligation, from time to time at its discretion until the SEPA is terminated to direct Investor to purchase a specified number of shares of common stock (“Advance”) by delivering written notice to Investor (“Advance Notice”). While there is no mandatory minimum amount for any Advance, it may not exceed an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an Advance Notice.

The shares of common stock purchased pursuant to an Advance delivered by the Company will be purchased at a price equal to 97% of the lowest daily VWAP of the shares of common stock during the three consecutive trading days commencing on the date of the delivery of the Advance Notice, other than the daily VWAP on a day in which the daily VWAP is less than a minimum acceptable price as stated by the Company in the Advance Notice or there is no VWAP on the subject trading day. The Company may establish a minimum acceptable price in each Advance Notice below which the Company will not be obligated to make any sales to Investor. “VWAP” is defined as the daily volume weighted average price of the shares of common stock for such trading day on the Nasdaq Stock Market during regular trading hours as reported by Bloomberg L.P.

In connection with the SEPA, and subject to the condition set forth therein, Investor advanced to the Company in the form of convertible promissory notes (the “Convertible Notes”) an aggregate principal amount of $5.0 million (the “Pre-Paid Advance”) (See Note 9).

The Investor, in its sole discretion and providing that there is a balance remaining outstanding under the Convertible Notes, may deliver a notice under the SEPA requiring the issuance and sale of shares of common stock to the Investor at the Conversion Price in consideration of an offset of the Convertible Notes (“Investor Advance”). The Investor, in its sole discretion, may select the amount of any Pre-Paid Advance, provided that the number of shares issued does not cause the Investor to exceed the 4.99% ownership limitation, does not exceed the Exchange Cap or the number of shares of common stock that are registered. As a result of a Pre-Paid Advance, the amounts payable under the Convertible Notes will be offset by such amount subject to each Investor Advance.

The Company will control the timing and amount of any sales of shares of common stock to the Investor, except with respect to the Pre-Paid Advances. Actual sales of shares of common stock to the Investor as a Pre-Paid Advance under the SEPA will depend on a variety of factors to be determined by the Company from time to time, which may include, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company as to the appropriate sources of funding for our business and operations.

The SEPA will automatically terminate on the earliest to occur of (i) the 24-month anniversary of the date of the SEPA or (ii) the date on which the Investor shall have made payment of Advances pursuant to the SEPA for shares of common stock equal to $50,000,000. The Company has the right to terminate the SEPA at no cost or penalty upon five (5) trading days’ prior written notice to the Investor, provided that there are no outstanding Advance Notices for which shares of common stock need to be issued and the Company has paid all amounts owed to the Investor pursuant to the Convertible Notes. The Company and the Investor may also agree to terminate the SEPA by mutual written consent. Neither the Company nor the Investor may assign or transfer our respective rights and obligations under the SEPA, and no provision of the SEPA may be modified or waived by us or Investor other than by an instrument in writing signed by both parties.

As consideration for the Investor’s commitment to purchase the shares of common stock pursuant the SEPA, the Company paid the Investor, (i) a structuring fee in the amount of $30,000 and (ii) 200,000 shares of common stock as an equity fee. Further, the Company is required to pay Investor a commitment fee of $500,000 of which $250,000 shall be due and payable on the earlier of the effective date of the initial registration statement, or 60 days following the date hereof and the remaining $250,000 shall be due and payable on the date that is 90 days following the initial due date to be paid by the issuance of such number of common shares that is equal to the applicable portion of the commitment fee divided by the average of the daily VWAPs of the common shares during the three trading days immediately prior to the applicable due date. The total consideration of $1,350,000 is recorded as general and administrative expenses in the accompanying statement of operations for the year ended September 30, 2025 and is inclusive of fair value if $470,000 of the 200,000 shares issued and $350,000 consulting fees. At September 30, 2025, $390,000 of the commitment fee is unpaid and included in accrued expenses on the accompanying balance sheets.

The SEPA contains customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The net proceeds under the SEPA to the Company will depend on the frequency and prices at which the Company sells its shares of common stock to Investor. The Company expects that any proceeds received from such sales to Investor will be used for working capital and general corporate purposes.

The SEPA fails the fixed-for-fixed equity classification test due to the Exchange Cap requiring shareholder approval, which constitutes a variable settlement contingency outside the issuer’s control. Therefore, equity classification under ASC 815-40 is precluded, and the SEPA must be accounted for as a liability (or derivative liability, as applicable). While the SEPA has an underlying (the issuer’s stock price) and a notional amount (the $50 million commitment), it does not meet the third characteristic of a derivative because it requires more than a nominal initial net investment (e.g., the $5 million Pre-Paid Advance in two tranches and related fees). Therefore, the SEPA does not meet the definition of a derivative under ASC 815-10-15-83. Accordingly, the SEPA should be recorded as non-derivative liability requiring ongoing fair value remeasurement. As of September 30, 2025, based on management assumptions the SEPA liability was zero.

Joint Venture

On August 25, 2025, the Company entered into a Strategic Joint Venture Agreement (the “AIPHEX Agreement”) with AIPHEX LTD (“AIPHEX”), GBT Tokenize Corp. (“TOKENIZE”), and GBT Technologies, Inc. (“GBT”). Pursuant to the AIPHEX Agreement, the parties agreed to form a joint venture limited liability company in the State of Nevada (the “JV LLC”) for the purpose of collaborating on certain designated defense and technology projects (the “Designated Projects and Background IP”). At September 30, 2025, the JV LLC was neither formed nor funded.

Memorandum of Understanding

On September 2, 2025, the Company entered into a Memorandum of Understanding (the “MoU”) with VEDA Aeronautics Private Limited (“VEDA”), a company incorporated under the Companies Act, 2013, of India.

Pursuant to the MoU, the Company and VEDA intend to collaborate on several Indian Ministry of Defense (“MoD”) procurement programs (the “Programs”), including but not limited to: (a) Drone Kill System (Make-2) – interceptor drone development; (b) ALTV (New Generation Light Tank) – 357 tanks, with Company subsystems proposed as onboard modules; (c) FRCV (Main Battle Tank Program) – 1,770 main battle tanks; and (d) T72/T90 Retrofit Program for tanks. Under the MoU, VEDA has invited the Company to supply and develop core subsystems, including counter-UAS systems, tactical drones, radar technologies, advance protection systems (APS) systems, sensor fusion technologies, and unmanned platforms for defense and homeland security applications. The parties intend to collaborate in technical proposals, demonstrations, and joint pursuit of contracts for these Programs.

Contingent Commission Payable

On May 22, 2025, VisionWave Technologies executed an Addendum to an existing agreement, pursuant to which Raptor LLC was appointed as exclusive sales agent for 280,534 TFLM shares (See Note 15) and Raptor LLC will be entitled to a fixed fee of $50,000, payable from the gross proceeds of the share sale of the TFLM shares. As of September 30, 2025, no sale of the TFLM shares has occurred, and VisionWave Technologies has not granted the required power of attorney over its brokerage account to enable such sales. Accordingly, the commission obligation to Raptor LLC is considered contingent.

Consulting Agreement

On September 26, 2025, the Company entered into a Consulting Agreement (the “CTMG Agreement”) with Crypto Treasury Management Group, LLC (“CTMG”), pursuant to which CTMG will provide advisory and strategic services to assist the Company in establishing a digital asset treasury reserve. The services include, among other things, developing a crypto treasury strategy, recommending custodians, designing staking protocols (if applicable), assisting with capital formation in collaboration with a licensed securities underwriter, and supporting regulatory and tax compliance efforts.

The CTMG Agreement has an initial term of two years, subject to earlier termination under certain conditions, including for convenience with 60 days’ notice or for material breach. In consideration for the services, the Company has agreed to pay CTMG: (i) a retainer fee of $50,000 upon signing, which was pre-paid as an advance on September 24, 2025, with an additional $50,000 due upon execution of binding definitive agreements related to the crypto treasury transaction; (ii) a success fee of 17 Bitcoin (or cash equivalent) upon successful deployment of at least $20 million into crypto assets for the Company’s treasury; and (iii) 250,000 shares of the Company’s common stock upon closing of the crypto treasury transaction, subject to SEC Rule 144 restrictions and inclusion in future registration statements where applicable. The Company will also reimburse CTMG for pre-approved reasonable expenses.

Litigation

From time to time, the Company may be subject to routine litigation, claims or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters but cannot predict the outcome or effect of any potential litigation, claims or disputes.

On September 5, 2025, Better Works LLC filed an action in the Supreme Court of the State of New York, New York County, captioned Better Works LLC v. VisionWave Holdings, Inc. and Douglas E. Davis, Index No. 655268/2025. The Summons with Notice asserts claims for breach of contract and seeks (i) a declaratory judgment regarding affiliate status and the applicability or expiration of certain lock-up provisions relating to private-placement units exchanged in connection with the Company’s business combination, (ii) injunctive relief permitting the plaintiff to sell such units, and (iii) monetary damages in an amount to be determined. Service of process addressed to VisionWave’s Delaware registered agent was recorded as received on September 9, 2025. On September 30, 2025, counsel for the Company and Mr. Davis served a demand for the complaint pursuant to CPLR 3012(b), expressly reserving all defenses, including objections to service and personal jurisdiction. As of the date of this Report, no complaint has been served on the defendants. The Company believes the asserted claims are without merit and intends to defend the matter vigorously.

Except as described above, the Company is not a party to any other pending legal proceedings that management believes, individually or in the aggregate, would have a material adverse effect on the Company’s business, financial condition, or results of operations.